Quarterly Report
July 31, 2022
MFS®  Commodity
Strategy Fund
CMS-Q3

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 74.7%
Aerospace & Defense – 0.8%
Boeing Co., 1.167%, 2/04/2023	$1,759,000	$1,736,899
Boeing Co., 1.433%, 2/04/2024	3,511,000	3,381,372
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,422,000	1,406,390
Raytheon Technologies Corp., 3.65%, 8/16/2023	90,000	90,216
		$6,614,877
Asset-Backed & Securitized – 15.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.033%, 11/15/2054 (i)	$19,978,115	$1,301,674
ACREC 2021-FL1 Ltd., “AS”, FLR, 3.656% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	1,812,000	1,734,563
ACREC 2021-FL1 Ltd., “B”, FLR, 3.956% (LIBOR - 1mo. + 1.8%), 10/16/2036 (n)	1,406,000	1,341,728
ACREC 2021-FL1 Ltd., “C”, FLR, 4.306% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	1,129,000	1,086,718
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 4.249% (LIBOR - 1mo. + 2.25%), 1/15/2037 (n)	1,527,500	1,457,701
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 4.332% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	252,269	245,843
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	678,000	660,489
AmeriCredit Automobile Receivables Trust, 2022-2, “A2A”, 4.2%, 12/18/2025	1,905,000	1,908,901
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 3.499% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	375,500	365,458
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 3.999% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	153,500	145,901
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 3.599% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	571,500	537,092
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 3.849% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	332,000	306,383
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 3.699% (LIBOR - 1mo. + 1.7%), 11/15/2036 (n)	1,684,000	1,635,016
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 3.999% (LIBOR - 1mo. + 2%), 11/15/2036 (n)	1,684,000	1,616,758
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 4.299% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	1,014,000	940,718
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 3.716% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	2,695,500	2,562,323
AREIT 2019-CRE3 Trust, “AS”, FLR, 3.373% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	613,500	614,599
AREIT 2019-CRE3 Trust, “B”, FLR, 3.623% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	303,000	301,941
AREIT 2019-CRE3 Trust, “C”, FLR, 3.973% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	250,500	248,405
AREIT 2022-CRE6 Trust, “C”, FLR, 3.621% (SOFR - 30 day + 2.15%), 1/16/2037 (n)	894,000	846,150
AREIT 2022-CRE6 Trust, “D”, FLR, 4.321% (SOFR - 30 day + 2.85%), 12/17/2024 (n)	795,500	780,833
AREIT 2022-CRE7 LLC, “B”, FLR, 5.345% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	2,563,500	2,557,460
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 5.133% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	216,249	214,866
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 4.359% (LIBOR - 3mo. + 1.65%), 1/20/2032 (n)	1,606,204	1,528,151
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 4.809% (LIBOR - 3mo. + 2.1%), 1/20/2032 (n)	870,027	811,902
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 4.31% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,368,365	1,307,019
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 4.609% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	579,877	541,363
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.76%, 12/15/2051 (i)(n)	19,391,737	739,657
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.302%, 7/15/2054 (i)	7,381,683	590,469
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.386%, 9/15/2054 (i)	7,489,333	632,782
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.631%, 2/15/2054 (i)	11,409,144	1,148,062
BDS 2021-FL10 Ltd., “B”, FLR, 4.106% (LIBOR - 1mo. + 1.95%), 12/16/2036 (n)	793,500	745,539
BDS 2021-FL10 Ltd., “C”, FLR, 4.456% (LIBOR - 1mo. + 2.3%), 12/16/2036 (n)	577,000	535,933
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.273%, 2/15/2054 (i)	12,582,864	939,506
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.269%, 7/15/2054 (i)	14,552,068	1,149,071
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.286%, 8/15/2054 (i)	10,272,317	822,095
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.045%, 9/15/2054 (i)	14,896,511	932,668
BPCRE 2021-FL1 Ltd., “C”, FLR, 3.899% (LIBOR - 1mo. + 1.9%), 2/15/2037 (n)	147,469	145,937
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 4.049% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	485,000	455,383
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 4.049% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	339,000	318,652
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 4.299% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	408,500	383,976
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 2.916% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	3,217,000	3,105,812
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 3.467% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	445,500	431,788
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 3.716% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	719,500	695,230
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	313,082	290,941
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	373,487	340,115
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	78,821	71,028
BXMT 2020-FL2 Ltd., “B”, FLR, 3.473% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	1,492,000	1,414,753
BXMT 2020-FL2 Ltd., “A”, FLR, 2.973% (LIBOR - 1mo. + 0.9%), 2/15/2038 (n)	2,317,500	2,279,945

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BXMT 2021-FL4 Ltd., “AS”, FLR, 3.299% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	$2,601,000	$2,524,719
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	565,590	538,553
CD 2017-CD4 Mortgage Trust, “XA”, 1.234%, 5/10/2050 (i)	9,676,038	439,690
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	366,635	336,668
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	116,048	106,266
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	912,067	884,404
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.643%, 11/15/2062 (i)	9,073,283	348,203
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.329%, 2/15/2054 (i)	11,068,652	918,103
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.781%, 4/15/2054 (i)	10,562,825	509,345
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.09%, 6/15/2063 (i)	11,399,295	705,478
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.154%, 6/15/2064 (i)	6,137,377	402,589
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	584,000	542,503
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	451,000	432,043
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	250,000	230,587
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	312,000	290,969
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	250,000	230,692
Credit Acceptance Auto Loan Trust, 2021-4, “A”, 1.26%, 10/15/2030 (n)	318,000	300,971
Cutwater 2015-1A Ltd., “AR”, FLR, 3.732% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	924,928	918,121
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 4.34% (LIBOR - 3mo. + 1.6%), 7/18/2030 (n)	1,945,990	1,872,706
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	193,459	193,216
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 3.364% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	1,917,000	1,850,457
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 3.764% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,785,500	1,705,745
GLS Auto Receivables Trust, 2021-3A, “B”, 0.78%, 11/17/2025 (n)	890,384	854,559
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.163%, 5/10/2050 (i)	10,699,173	433,615
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.098%, 8/10/2050 (i)	11,074,819	437,833
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.13%, 5/12/2053 (i)	8,648,157	598,157
Invitation Homes 2018-SFR1 Trust, “B”, FLR, 3.106% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	952,863	946,939
Jamestown CLO Ltd., 2020-15A, “C”, FLR, 4.962% (LIBOR - 3mo. + 2.45%), 4/15/2033 (n)	3,069,116	2,848,984
JPMorgan Chase Commercial Mortgage Securities Corp., 1.006%, 9/15/2050 (i)	11,736,896	426,630
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 3.499% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	1,731,000	1,714,604
LoanCore 2018-CRE1 Ltd., “C”, FLR, 4.549% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	577,000	573,036
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 3.369% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,771,285	1,763,831
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 3.749% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	1,752,500	1,670,226
LoanCore 2021-CRE5 Ltd., “B”, FLR, 3.999% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	741,000	690,931
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 4.238% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,174,539	2,115,063
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 3.94% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	2,590,000	2,525,776
MF1 2020-FL3 Ltd., “B”, FLR, 5.823% (LIBOR - 1mo. + 3.75%), 7/15/2035 (n)	205,000	204,744
MF1 2020-FL3 Ltd., “C”, FLR, 6.573% (LIBOR - 1mo. + 4.5%), 7/15/2035 (n)	293,000	288,879
MF1 2020-FL4 Ltd., “B”, FLR, 4.823% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	2,437,000	2,383,646
MF1 2021-FL6 Ltd., “B”, FLR, 3.806% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	3,089,144	2,950,518
MF1 2022-FL8 Ltd., “C”, FLR, 3.671% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	941,914	866,274
MF1 2022-FL9 Ltd., “B”, FLR, 3.96% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	2,988,000	2,973,027
Morgan Stanley Bank of America Merrill Lynch Trust, 2.655%, 2/15/2046	761,592	756,331
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.252%, 5/15/2050 (i)	9,286,318	413,900
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.327%, 6/15/2050 (i)	4,125,930	176,462
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.832%, 12/15/2051 (i)	15,906,583	643,140
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.297%, 5/15/2054 (i)	9,502,534	738,116
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.232%, 6/15/2054 (i)	8,790,702	619,327
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 2.756% (SOFR - 30 day + 1.25%), 5/25/2027 (n)	2,109,000	2,110,136
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	1,026,000	1,023,250
NextGear Floorplan Master Owner Trust, 2022-1A, “A1”, FLR, 2.466% (SOFR - 30 day + 1.05%), 3/15/2027 (n)	1,387,000	1,376,550
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 4.509% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	1,427,638	1,355,311
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 5.109% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	1,427,638	1,334,980
OCP CLO 2015-10A Ltd., “BR2”, FLR, 4.416% (LIBOR - 3mo. + 1.65%), 1/26/2034 (n)	2,250,000	2,134,201
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	1,393,079	1,386,613
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	1,819,000	1,645,644
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	1,170,000	1,155,024
PFP III 2021-7 Ltd., “B”, FLR, 3.399% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	604,470	560,150
PFP III 2021-7 Ltd., “C”, FLR, 3.649% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	191,490	179,495

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
PFP III 2021-8 Ltd., “B”, FLR, 3.499% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)	$617,500	$595,211
Progress Residential 2021-SFR1 Trust, “B”, 1.303%, 4/17/2038 (n)	248,000	222,329
Progress Residential 2021-SFR1 Trust, “C”, 1.555%, 4/17/2038 (n)	186,000	166,162
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	83,297	82,821
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	106,935	106,425
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 4.355% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	722,762	670,647
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 4.149% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)	2,649,500	2,500,506
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 4.209% (LIBOR - 3mo. + 1.5%), 7/20/2032 (n)	645,000	610,254
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	1,123,000	972,154
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 4.659% (LIBOR - 3mo. + 1.95%), 7/20/2032 (n)	1,528,000	1,434,066
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 3.956% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)	2,295,000	2,209,605
TICP CLO 2018-3R Ltd., “B”, FLR, 4.059% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	681,356	667,945
TICP CLO 2018-3R Ltd., “C”, FLR, 4.509% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	1,195,706	1,160,710
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 3.399% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)	1,305,000	1,240,218
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 3.849% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	2,749,000	2,641,278
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.052%, 11/15/2050 (i)	6,942,454	245,345
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.973%, 12/15/2051 (i)	7,820,677	378,506
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.373%, 11/15/2054 (i)	6,144,409	509,774
World Omni Auto Receivables Trust, 3.67%, 6/15/2027	678,000	668,769
		$124,009,952
Automotive – 2.3%
Daimler Finance North America LLC, 0.75%, 3/01/2024 (n)	$1,496,000	$1,431,069
Daimler Trucks Finance North America LLC, 1.625%, 12/13/2024 (n)	2,671,000	2,526,077
General Motors Financial Co., 1.7%, 8/18/2023	2,207,000	2,154,820
Hyundai Capital America, 2.85%, 11/01/2022 (n)	1,427,000	1,424,974
Hyundai Capital America, 2.375%, 2/10/2023 (n)	723,000	716,621
Hyundai Capital America, 5.75%, 4/06/2023 (n)	2,315,000	2,344,632
Hyundai Capital America, 0.8%, 1/08/2024 (n)	249,000	237,073
Hyundai Capital America, 5.875%, 4/07/2025 (n)	2,077,000	2,144,940
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	1,625,000	1,439,796
Volkswagen Group of America Finance LLC, 3.125%, 5/12/2023 (n)	251,000	249,369
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	878,000	856,051
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	2,014,000	1,972,437
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	1,359,000	1,233,928
		$18,731,787
Broadcasting – 0.6%
Magallanes, Inc., 3.788%, 3/15/2025 (n)	$4,233,000	$4,135,248
Magallanes, Inc., 3.755%, 3/15/2027 (n)	1,062,000	1,020,965
		$5,156,213
Brokerage & Asset Managers – 1.2%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$4,053,000	$3,943,936
Charles Schwab Corp., 0.75%, 3/18/2024	1,742,000	1,677,358
NASDAQ, Inc., 0.445%, 12/21/2022	1,200,000	1,185,734
National Securities Clearing Corp., 1.2%, 4/23/2023 (n)	600,000	591,012
National Securities Clearing Corp., 0.4%, 12/07/2023 (n)	1,724,000	1,658,180
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	250,000	237,679
		$9,293,899
Business Services – 0.7%
Equinix, Inc., 1.25%, 7/15/2025	$972,000	$896,401
Global Payments, Inc., 1.2%, 3/01/2026	2,281,000	2,050,340
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,551,000	1,444,322
TSMC Arizona Corp., 1.75%, 10/25/2026	1,173,000	1,086,726
		$5,477,789

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 0.3%
SES S.A., 3.6%, 4/04/2023 (n)	$2,158,000	$2,130,236
Computer Software – 0.2%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$1,151,000	$1,157,469
Dell International LLC/EMC Corp., 5.85%, 7/15/2025	425,000	445,633
Infor, Inc., 1.45%, 7/15/2023 (n)	250,000	243,103
		$1,846,205
Computer Software - Systems – 0.4%
Apple, Inc., 1.7%, 9/11/2022	$441,000	$440,569
VMware, Inc., 1%, 8/15/2024	1,476,000	1,388,605
VMware, Inc., 1.4%, 8/15/2026	1,143,000	1,029,349
		$2,858,523
Conglomerates – 0.3%
Carrier Global Corp., 2.242%, 2/15/2025	$289,000	$279,092
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	2,070,000	2,073,506
		$2,352,598
Consumer Products – 0.5%
GSK Consumer Healthcare Capital US LLC, 3.125%, 3/24/2025 (n)	$2,654,000	$2,618,740
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2027 (n)	1,154,000	1,133,672
		$3,752,412
Containers – 0.6%
Berry Global, Inc., 1.57%, 1/15/2026	$2,361,000	$2,150,252
Berry Global, Inc., 1.65%, 1/15/2027	3,191,000	2,828,819
		$4,979,071
Electronics – 0.6%
Microchip Technology, Inc., 0.983%, 9/01/2024	$3,485,000	$3,267,956
Qorvo, Inc., 1.75%, 12/15/2024 (n)	909,000	852,297
Skyworks Solutions, Inc., 0.9%, 6/01/2023	1,081,000	1,050,816
		$5,171,069
Emerging Market Quasi-Sovereign – 0.6%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$1,716,000	$1,719,604
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	796,000	745,184
DAE Funding LLC (United Arab Emirates), 2.625%, 1/20/2025 (n)	1,375,000	1,284,632
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	858,000	873,616
		$4,623,036
Emerging Market Sovereign – 0.2%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$1,671,000	$1,621,739
Energy - Independent – 0.0%
Pioneer Natural Resources Co., 0.55%, 5/15/2023	$379,000	$371,333
Energy - Integrated – 0.4%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$918,000	$953,150
Eni S.p.A., 4%, 9/12/2023 (n)	1,523,000	1,519,775
Exxon Mobil Corp., 1.571%, 4/15/2023	882,000	874,851
		$3,347,776
Financial Institutions – 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$1,755,000	$1,756,424
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/2024	1,243,000	1,208,123
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/2024	1,571,000	1,456,278
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	1,285,000	1,328,775

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Air Lease Corp., 2.2%, 1/15/2027	$1,590,000	$1,414,164
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,013,000	976,126
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	995,000	965,916
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	2,500,000	2,172,376
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	769,000	716,158
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	1,715,000	1,420,961
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	1,313,000	1,086,215
		$14,501,516
Food & Beverages – 0.4%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	$2,313,000	$1,991,104
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	681,000	634,935
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,050,000	919,358
		$3,545,397
Food & Drug Stores – 0.3%
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	$2,125,000	$2,031,160
Forest & Paper Products – 0.2%
Fibria Overseas Finance Ltd., 5.5%, 1/17/2027	$1,286,000	$1,298,860
Gaming & Lodging – 1.3%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$1,128,000	$1,125,552
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	2,186,000	2,166,878
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	405,000	401,938
Hyatt Hotels Corp., 1.3%, 10/01/2023	2,305,000	2,233,149
Hyatt Hotels Corp., 1.8%, 10/01/2024	1,976,000	1,870,169
Las Vegas Sands Corp., 3.2%, 8/08/2024	1,270,000	1,233,287
Marriott International, Inc., 3.75%, 10/01/2025	459,000	454,303
Sands China Ltd., 4.3%, 1/08/2026	1,030,000	927,695
		$10,412,971
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$101,000	$100,667
Howard University, Washington D.C., 2.801%, 10/01/2023	111,000	109,886
Howard University, Washington D.C., 2.416%, 10/01/2024	123,000	118,622
Howard University, Washington D.C., 2.516%, 10/01/2025	152,000	145,219
		$474,394
Insurance – 0.9%
AIG Global Funding, 0.8%, 7/07/2023 (n)	$1,362,000	$1,328,424
Corebridge Financial, Inc., 3.5%, 4/04/2025 (n)	1,146,000	1,120,806
Corebridge Financial, Inc., 3.65%, 4/05/2027 (n)	1,613,000	1,553,422
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	1,485,000	1,371,365
Metropolitan Life Global Funding I, 0.4%, 1/07/2024 (n)	2,146,000	2,052,413
		$7,426,430
Insurance - Property & Casualty – 0.1%
Aon PLC, 2.2%, 11/15/2022	$1,193,000	$1,189,288
Internet – 0.3%
Baidu, Inc., 3.875%, 9/29/2023	$2,225,000	$2,231,008
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,726,000	$1,730,332
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	412,536
CNH Industrial N.V., 4.5%, 8/15/2023	962,000	965,671
		$3,108,539

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 9.2%
Bank of Montreal, 2.05%, 11/01/2022	$1,694,000	$1,690,652
Barclays PLC, 1.007% to 12/10/2023, FLR (CMT - 1yr. + 0.8%) to 12/10/2024	781,000	743,455
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	759,000	719,394
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	2,856,000	2,557,548
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	1,122,000	1,100,067
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	3,494,000	3,178,166
Capital One Financial Corp., 4.166%, 5/09/2025	2,319,000	2,299,521
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	1,712,000	1,626,828
Credit Suisse Group AG, 4.207% to 6/12/2023, FLR (LIBOR - 3mo. + 1.24%) to 6/12/2024 (n)	410,000	405,465
Deutsche Bank AG, 0.898%, 5/28/2024	694,000	656,696
Deutsche Bank AG, 1.447% to 4/1/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	3,247,000	3,046,296
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	849,000	737,815
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	1,268,000	1,145,333
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	757,000	755,015
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	728,000	678,426
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR - 1 day + 1.29%) to 5/24/2027	860,000	766,500
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	2,840,000	2,563,846
Huntington Bancshares, Inc., 4.008% to 5/16/2024, FLR (SOFR - 1 day + 1.205%) to 5/16/2025	1,196,000	1,197,377
JPMorgan Chase & Co., 3.375%, 5/01/2023	1,071,000	1,072,915
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	1,347,000	1,344,226
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	1,700,000	1,528,149
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	2,402,000	2,350,258
Mitsubishi UFJ Financial Group, Inc., 0.848% to 9/15/2023, FLR (CMT - 1yr. + 0.68%) to 9/15/2024	2,789,000	2,689,481
Mitsubishi UFJ Financial Group, Inc., 0.953% to 7/19/2024, FLR (CMT - 1yr. + 0.55%) to 7/19/2025	1,997,000	1,870,963
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	1,264,000	1,174,260
Mizuho Financial Group, 0.849% to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	2,411,000	2,324,733
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	2,445,000	2,258,574
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	2,219,000	2,183,016
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	2,276,000	2,255,815
NatWest Markets PLC, 3.479%, 3/22/2025 (n)	2,257,000	2,217,963
Royal Bank of Canada, 0.5%, 10/26/2023	3,123,000	3,022,871
Standard Chartered PLC, 1.319% to 10/14/2022, FLR (CMT - 1yr. + 1.17%) to 10/14/2023 (n)	1,375,000	1,367,071
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	1,408,000	1,333,002
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	812,000	767,763
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	806,000	751,980
Standard Chartered PLC, 3.971% to 3/30/2025, FLR (CMT - 1yr. + 1.65%) to 3/30/2026 (n)	1,077,000	1,055,664
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	801,000	765,988
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,675,000	1,563,600
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	2,295,000	2,110,775
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	1,334,000	1,271,324
Toronto-Dominion Bank, 0.25%, 1/06/2023	1,434,000	1,417,636
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	1,270,000	1,233,614
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	2,522,000	2,252,360
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	2,599,000	2,477,641
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	3,868,000	3,738,436
		$74,268,478
Medical & Health Technology & Services – 0.6%
HCA Healthcare, Inc., 3.125%, 3/15/2027 (n)	$1,186,000	$1,116,971
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	4,014,000	3,833,183
		$4,950,154
Metals & Mining – 0.8%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$911,000	$912,007
Glencore Funding LLC, 3%, 10/27/2022 (n)	610,000	607,399
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,146,000	1,141,800
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	2,677,000	2,463,910
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,675,000	1,507,024
		$6,632,140

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 1.2%
Enbridge, Inc., 2.5%, 2/14/2025	$1,542,000	$1,491,082
Energy Transfer LP, 2.9%, 5/15/2025	846,000	812,767
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	1,453,000	1,419,152
MPLX LP, 3.5%, 12/01/2022	2,416,000	2,413,958
MPLX LP, 3.375%, 3/15/2023	425,000	424,239
Plains All American Pipeline LP, 3.85%, 10/15/2023	673,000	671,063
Western Midstream Operating LP, 3.35%, 2/01/2025	1,082,000	1,060,381
Western Midstream Operating LP, FLR, 3.555% (LIBOR - 3mo. + 0.85%), 1/13/2023	1,727,000	1,710,350
		$10,002,992
Mortgage-Backed – 0.6%
Fannie Mae, 4.5%, 4/01/2024 - 5/01/2025	$34,533	$35,537
Fannie Mae, 3%, 12/01/2031	297,231	297,856
Fannie Mae, 2%, 5/25/2044	213,546	209,020
Freddie Mac, 0.906%, 4/25/2024 (i)	90,989	1,158
Freddie Mac, 4%, 7/01/2025	50,738	51,677
Freddie Mac, 1.58%, 4/25/2030 (i)	6,397,465	616,185
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	2,775,397	2,743,624
Freddie Mac, 2%, 7/15/2042	485,381	466,921
		$4,421,978
Municipals – 1.7%
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	$555,000	$544,407
California Municipal Finance Authority Rev., Taxable (Century Housing Corp.), 1.486%, 11/01/2022	255,000	254,171
California Municipal Finance Authority Rev., Taxable (Century Housing Corp.), 1.605%, 11/01/2023	305,000	298,152
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 2.128%, 1/01/2023	430,000	428,112
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 2.225%, 1/01/2024	1,030,000	1,009,884
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 1.904%, 7/01/2023	115,000	113,501
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.156%, 7/01/2024	320,000	312,405
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	250,000	241,570
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	315,000	302,770
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	657,077	613,514
New Jersey Economic Development Authority Rev., School Facilities Construction, Taxable, “HHH”, 3.75%, 9/01/2022 (n)	3,650,000	3,652,809
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	3,058,000	3,005,632
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.551%, 6/15/2023	475,000	469,931
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.631%, 6/15/2024	450,000	440,177
Port Authority of NY & NJ, Taxable, “AAA”, 1.086%, 7/01/2023	1,635,000	1,604,995
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	695,000	694,898
		$13,986,928
Natural Gas - Distribution – 0.3%
CenterPoint Energy Resources Corp., 0.7%, 3/02/2023	$2,225,000	$2,198,592
Natural Gas - Pipeline – 0.5%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$4,308,000	$4,284,422
Network & Telecom – 0.5%
AT&T, Inc., 0.9%, 3/25/2024	$4,229,000	$4,062,005
Oils – 0.2%
Valero Energy Corp., 1.2%, 3/15/2024	$1,252,000	$1,197,137
Other Banks & Diversified Financials – 1.6%
American Express Co., 2.25%, 3/04/2025	$859,000	$831,943
Banque Federative du Credit Mutuel S.A., 0.65%, 2/27/2024 (n)	2,782,000	2,651,056
Groupe BPCE S.A., 4%, 9/12/2023 (n)	943,000	942,883
Groupe BPCE S.A., FLR, 2.961% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	943,000	943,659

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	$2,251,000	$2,098,612
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	1,904,000	1,696,133
National Bank of Canada, 2.15%, 10/07/2022 (n)	1,055,000	1,053,499
National Bank of Canada, 0.9% to 8/15/2022, FLR (CMT - 1yr. + 0.77%) to 8/15/2023	1,473,000	1,471,263
National Bank of Canada, 0.55% to 11/15/2023, FLR (CMT - 1yr. + 0.4%) to 11/15/2024	1,312,000	1,256,130
		$12,945,178
Pharmaceuticals – 0.3%
Royalty Pharma PLC, 0.75%, 9/02/2023	$2,204,000	$2,130,021
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$1,172,000	$1,069,114
Retailers – 0.6%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,506,000	$1,494,420
Kohl's Corp., 9.5%, 5/15/2025	2,655,000	2,761,581
Nordstrom, Inc., 2.3%, 4/08/2024	832,000	787,060
		$5,043,061
Specialty Stores – 0.3%
Genuine Parts Co., 1.75%, 2/01/2025	$1,302,000	$1,241,410
Ross Stores, Inc., 0.875%, 4/15/2026	926,000	839,593
		$2,081,003
Telecommunications - Wireless – 0.9%
Crown Castle International Corp., REIT, 3.15%, 7/15/2023	$611,000	$606,721
Crown Castle International Corp., REIT, 1.35%, 7/15/2025	492,000	455,169
Crown Castle International Corp., REIT, 2.9%, 3/15/2027	448,000	425,101
Rogers Communications, Inc., 3.2%, 3/15/2027 (n)	3,568,000	3,487,132
T-Mobile USA, Inc., 3.5%, 4/15/2025	2,527,000	2,497,522
		$7,471,645
Tobacco – 0.3%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$1,459,000	$1,431,798
Philip Morris International, Inc., 1.125%, 5/01/2023	722,000	710,458
		$2,142,256
Transportation - Services – 1.1%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$6,310,000	$6,025,159
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	1,087,000	1,072,627
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	762,000	756,388
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	684,000	677,760
		$8,531,934
U.S. Treasury Obligations – 20.9%
U.S. Treasury Notes, 2%, 10/31/2022 (s)	$25,000,000	$24,975,783
U.S. Treasury Notes, 0.125%, 1/31/2023 (s)	25,000,000	24,659,180
U.S. Treasury Notes, 0.125%, 5/31/2023 (s)	25,000,000	24,417,969
U.S. Treasury Notes, 0.125%, 10/15/2023	40,540,000	39,192,361
U.S. Treasury Notes, 2.75%, 5/15/2025	21,100,000	21,040,656
U.S. Treasury Notes, 2.25%, 11/15/2025	33,829,000	33,230,385
		$167,516,334
Utilities - Electric Power – 2.1%
Emera US Finance LP, 0.833%, 6/15/2024	$1,057,000	$993,469
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)	3,214,000	3,117,580
FirstEnergy Corp., 2.05%, 3/01/2025	1,202,000	1,140,398
FirstEnergy Corp., 1.6%, 1/15/2026	734,000	673,966
NextEra Energy Capital Holdings, Inc., 0.65%, 3/01/2023	1,743,000	1,715,986

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Pacific Gas & Electric Co., 1.7%, 11/15/2023	$854,000	$825,447
Pacific Gas & Electric Co., 3.25%, 2/16/2024	3,496,000	3,413,166
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	3,851,000	3,821,326
WEC Energy Group, Inc., 0.8%, 3/15/2024	1,019,000	973,344
		$16,674,682
Total Bonds		$600,168,132
Investment Companies (h) – 13.2%
Money Market Funds – 13.2%
MFS Institutional Money Market Portfolio, 1.72% (v)	106,142,235	$106,142,235
Short-Term Obligations (s)(y) – 3.3%
Federal Home Loan Bank, 2.07%, due 8/01/2022	26,199,000	$26,199,000

Other Assets, Less Liabilities – 8.8%		70,924,165
Net Assets – 100.0%		$803,433,532
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $106,142,235 and $626,367,132, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $225,251,666, representing 28.0% of net assets.
(s)	All or a portion of security is held by a wholly-owned subsidiary. See Principles of Consolidation in the notes for details of the wholly-owned subsidiary.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate quoted is the annualized one-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
BCOMBOTR	Bloomberg Soybean Oil Subindex Total Return, this index is composed of futures contracts on soybean oil.
BCOMCLTR	Bloomberg WTI Crude Oil Subindex Total Return, this index is composed of composed of futures contracts on WTI crude oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index is composed of futures contracts on brent crude.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is composed of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
BCOMFCT	Bloomberg Feeder Cattle Subindex Total Return, this index is comprised of futures contracts on feeder cattle. It is quoted in USD.
BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on copper.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMLCTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle.
BCOMNITR	Bloomberg Nickel Subindex Total Return, this index is a single commodity subindex of the Bloomberg CI composed of futures contracts on Nickel. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMPLTR	Bloomberg Platinum Subindex Total Return
BCOMRBTR	Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSITR	Bloomberg Silver Subindex Total Return, this index is composed of futures contracts on silver.
BCOMTR	Bloomberg Commodity Index Total Return
BCOMWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury

Portfolio of Investments (unaudited) – continued
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPGCCCTR	S&P GSCI Cocoa Index Total Return
Derivative Contracts at 7/31/22
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
5/13/25	USD	31,357,348	centrally cleared	2.76%/Annually	1.00%/Annually	$57,348	$—	$57,348
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swaps
8/31/22	USD	5,556,737 (Short)	Merrill Lynch International	3 month T-Bill + 0.03%	BCOMSITR (floating rate)	$10,242	$—	$10,242
11/30/22	USD	11,693,198 (Short)	Goldman Sachs International	3 month T-Bill + 0.045%	BCOMGCTR (floating rate)	21,784	—	21,784
1/13/23	USD	10,798,662 (Short)	Citibank N.A.	3 month T-Bill + 0.03%	BCOMLCTR (floating rate)	19,028	—	19,028
1/13/23	USD	9,856,698 (Short)	Morgan Stanley	3 month T-Bill + 0.03%	SPGCCCTR (floating rate)	18,159	—	18,159
3/15/23	USD	10,509,744 (Short)	Morgan Stanley	3 month T-Bill - 0.08%	BCOMPLTR (floating rate)	18,890	—	18,890
4/11/23	USD	13,060,571 (Short)	Morgan Stanley	3 month T-Bill + 0.00%	BCOMFCT (floating rate)	23,507	—	23,507
4/28/23	USD	9,307,729 (Short)	Merrill Lynch International	3 month T-Bill - 0.08%	BCOMHGTR (floating rate)	17,262	—	17,262
5/14/23	USD	3,622,030 (Short)	JPMorgan Chase Bank N.A.	3 month T-Bill - 0.05%	BCOMBOTR (floating rate)	6,443	—	6,443
5/15/23	USD	2,900,403 (Short)	JPMorgan Chase Bank N.A.	3 month T-Bill - 0.05%	BCOMWHTR (floating rate)	5,751	—	5,751
5/15/23	USD	2,852,088 (Short)	Goldman Sachs International	3 month T-Bill + 0.05%	BCOMNITR (floating rate)	4,970	—	4,970
5/15/23	USD	3,017,115 (Short)	JPMorgan Chase Bank N.A.	3 month T-Bill - 0.05%	BCOMKWT (floating rate)	5,950	—	5,950
						$151,986	$—	$151,986
Liability Derivatives
Total Return Swaps
8/26/22	USD	149,046,900 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.14%	$(282,304)	$—	$(282,304)
10/21/22	USD	22,600,634 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(41,554)	—	(41,554)
10/21/22	USD	144,550,871 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	(272,610)	—	(272,610)
11/30/22	USD	116,554,605 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(214,298)	—	(214,298)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements − continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives − continued
Total Return Swaps − continued
11/30/22	USD	27,973,104 (Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.10%	$(52,116)	$—	$(52,116)
11/30/22	USD	58,277,301 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(108,100)	—	(108,100)
2/28/23	USD	23,187,748 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.08%	(42,822)	—	(42,822)
3/15/23	USD	11,406,900 (Long)	Morgan Stanley	BCOMCTTR (floating rate)	3 month T-Bill + 0.15%	(23,093)	—	(23,093)
4/11/23	USD	24,911,725 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.00%	(46,315)	—	(46,315)
4/11/23	USD	24,911,725 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.00%	(46,112)	—	(46,112)
5/26/23	USD	40,991,157 (Short)	Merrill Lynch International	3 month T-Bill + 0.07%	BCOMTR (floating rate)	(75,366)	—	(75,366)
6/12/23	USD	4,677,110 (Long)	JPMorgan Chase Bank N.A.	BCOMRBTR (floating rate)	3 month T-Bill + 0.08%	(9,824)	—	(9,824)
6/20/23	USD	99,935,174 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.09%	(184,992)	—	(184,992)
6/23/23	USD	4,707,466 (Long)	Merrill Lynch International	BCOMCLTR (floating rate)	3 month T-Bill + 0.05%	(9,334)	—	(9,334)
7/17/23	USD	37,711,878 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(70,118)	—	(70,118)
7/17/23	USD	36,769,080 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(68,365)	—	(68,365)
7/17/23	USD	36,769,080 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(68,365)	—	(68,365)
8/07/23	USD	8,258,185 (Long)	Merrill Lynch International	BCOMCOT (floating rate)	3 month T-Bill + 0.06%	(12,430)	—	(12,430)
8/08/23	USD	5,187,602 (Long)	Merrill Lynch International	BCOMGO (floating rate)	3 month T-Bill + 0.06%	(7,364)	—	(7,364)
						$(1,635,482)	$—	$(1,635,482)
At July 31, 2022, the fund had cash collateral of $4,707,515 to cover any collateral or margin obligations for certain derivative contracts.
(a) The Merrill Lynch MLCILPRT Commodity Index, the components of which are not publicly available, seeks to provide exposure to a diversified group of commodities. Through its investment in the swap, the fund has indirect exposure to the following positions that compose the MLCILPRT:
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $149,046,900*	Notional Amount: $144,550,871*
Long Futures Contracts
Soybean Oil - Dec 2022	3.1%	4,620,454	4,481,077
Corn - Sept 2022	1.3%	1,937,610	1,879,161
Corn - Dec 2022	3.6%	5,365,688	5,203,831
WTI - Sept 2022	2.3%	3,428,079	3,324,670
WTI - Nov 2022	6.2%	9,240,908	8,962,154
Brent - Nov 2022	7.5%	11,178,518	10,841,315
Cotton - Dec 2022	1.1%	1,639,516	1,590,060
Gold - Dec 2022	12.9%	19,227,050	18,647,062
Copper Comex - Sept 2022	1.0%	1,490,469	1,445,509
Copper Comex - Dec 2022	2.8%	4,173,313	4,047,424
Heating Oil - Sept 2022	0.7%	1,043,328	1,011,856
Heating Oil - Nov 2022	1.8%	2,682,844	2,601,916
Coffee - Sept 2022	0.6%	894,281	867,305

Portfolio of Investments (unaudited) – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $149,046,900*	Notional Amount: $144,550,871*
Coffee - Dec 2022	1.6%	2,384,750	2,312,814
Kansas Wheat - Sept 2022	0.4%	596,188	578,203
Kansas Wheat - Dec 2022	1.2%	1,788,563	1,734,610
Aluminum - Sept 2022	0.8%	1,192,375	1,156,407
Aluminum - Nov 2022	2.3%	3,428,079	3,324,670
Live Cattle - Oct 2022	3.2%	4,769,501	4,625,628
Lean Hogs - Oct 2022	1.8%	2,682,844	2,601,916
Nickel - Sept 2022	0.7%	1,043,328	1,011,856
Nickel - Nov 2022	2.0%	2,980,938	2,891,017
Zinc - Sept 2022	0.7%	1,043,328	1,011,856
Zinc - Nov 2022	1.8%	2,682,844	2,601,916
Natural Gas - Sept 2022	4.1%	6,110,923	5,926,586
Natural Gas - Nov 2022	11.6%	17,289,440	16,767,901
Gasoil - Sept 2022	0.9%	1,341,422	1,300,958
Gasoil - Nov 2022	2.5%	3,726,173	3,613,772
Soybeans - Nov 2022	5.3%	7,899,486	7,661,196
Sugar - Oct 2022	2.3%	3,428,079	3,324,670
Silver - Sept 2022	1.0%	1,490,469	1,445,509
Silver - Dec 2022	2.8%	4,173,313	4,047,424
Soybean Meal - Dec 2022	3.1%	4,620,454	4,481,077
Wheat - Sept 2022	0.7%	1,043,328	1,011,856
Wheat - Dec 2022	2.0%	2,980,938	2,891,017
Gasoline RBOB - Sept 2022	0.7%	1,043,328	1,011,856
Gasoline RBOB - Nov 2022	1.6%	2,384,751	2,312,816
	100.0%	$149,046,900	$144,550,871
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
Principles of Consolidation — The fund gains exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of July 31, 2022, the Subsidiary’s net assets were $166,689,604, which represented 20.7% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service.
Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as swap agreements. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$167,516,334	$—	$167,516,334
Non - U.S. Sovereign Debt	—	6,244,775	—	6,244,775
Municipal Bonds	—	13,986,928	—	13,986,928
U.S. Corporate Bonds	—	146,767,788	—	146,767,788
Residential Mortgage-Backed Securities	—	5,757,408	—	5,757,408
Commercial Mortgage-Backed Securities	—	42,288,252	—	42,288,252
Asset-Backed Securities (including CDOs)	—	80,386,270	—	80,386,270
Foreign Bonds	—	137,220,377	—	137,220,377
Short-Term Securities	—	26,199,000	—	26,199,000
Mutual Funds	106,142,235	—	—	106,142,235
Total	$106,142,235	$626,367,132	$—	$732,509,367
Other Financial Instruments
Swap Agreements – Assets	$—	$209,334	$—	$209,334
Swap Agreements – Liabilities	—	(1,635,482)	—	(1,635,482)
For further information regarding security characteristics, see the Consolidated Portfolio of Investments.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Consolidated Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Consolidated Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Consolidated Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Consolidated Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$133,814,176	$756,512,229	$784,173,525	$(14,335)	$3,690	$106,142,235

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$308,824	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.